RELATED PARTIES TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 9 - RELATED PARTIES TRANSACTIONS:

	Six months ended June 30
	2026	2025
	U.S. dollars in thousands
Transactions with Related Parties:
Advisory fees:
Digital assets advisory fees (1)	194	-
Finance expenses:
Interest expense related to Promissory note	-	80
Share-based compensation:
Research and development income, net	-	-
General and administrative expenses (2)	12,890	42

(1)	In connection with the Private Placement, the Sponsor (a related party) is entitled to advisory fees.

(2)	On July 31, 2025, the Company’s Board approved the appointment of a new Chief Executive Officer (the “New CEO”), effective July 31, 2025. The newly appointed CEO also joined the Company’s Board.

During the year ended December 31, 2025, the Company granted 672,682 RSUs to the New CEO.

The fair value of the RSUs that were granted during the year ended December 31, 2025, is $28,791 thousand, which is expected to be recognized over 4 years vesting period.

ZOOZ STRATEGY LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)